Derivative Instruments and Hedging Activities - Earnings Effect of Derivative Instruments in Condensed Consolidated Statements of Operations and Condensed Consolidated Statements of Comprehensive Income (Loss) (Parenthetical) (Detail) (USD $)
	3 Months Ended	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2014
Offsetting [Abstract]
Amounts recognized in earnings related to hedge ineffectiveness	$ 0	$ 0